Commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Contractual Obligations and Commitments

Contractual obligations and commitments	2020 £m	2019 £m
Contracted for but not provided in the financial statements:
Intangible assets	12,307	9,727
Property, plant and equipment	528	413
Investments	153	47
Purchase commitments	746	1,047
Pensions	88	163
Interest on loans	8,309	8,952
Future finance charges on leases	180	223

	22,311	20,572